Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
LoCorr Macro Strategies Fund | LoCorr Macro Strategies Fund, Class I
Prospectus [Line Items]
Annual Return [Percent]		6.70%	(6.58%)	15.40%	0.08%	5.70%	12.72%	(5.08%)	2.96%	6.68%
LoCorr Long/Short Commodities Strategy Fund | LoCorr Long/Short Commodities Strategy Fund, Class I
Prospectus [Line Items]
Annual Return [Percent]		(8.34%)	(3.07%)	6.06%	14.82%	9.91%	(5.97%)	15.40%	6.19%	(2.67%)
LoCorr Market Trend Fund | LoCorr Market Trend Fund, Class I
Prospectus [Line Items]
Annual Return [Percent]		5.87%	(10.98%)	29.94%	1.04%	4.81%	18.53%	(13.44%)	3.84%	(9.49%)
LoCorr Dynamic Opportunity Fund | LoCorr Dynamic Opportunity Fund, Class I
Prospectus [Line Items]
Annual Return [Percent]		11.45%	3.52%	(8.80%)	14.58%	4.03%	13.68%	(12.55%)	2.60%	25.33%
LoCorr Spectrum Income Fund | LoCorr Spectrum Income Fund, Class I
Prospectus [Line Items]
Annual Return [Percent]		9.13%	2.02%	(10.99%)	21.53%	(2.60%)	18.74%	(7.91%)	3.85%	6.85%
LoCorr Hedged Core Fund | LoCorr Hedged Core Fund, Class I
Prospectus [Line Items]
Annual Return [Percent]										2.79%